Revenue from contracts with customers - National and foreign sales (Details) - COP ($) $ in Millions	9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Revenue from contracts with customers
Revenue	$ 108,391,346	$ 119,898,794
National sales
Revenue from contracts with customers
Revenue from sale of goods	55,201,322	60,962,385
Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	53,190,024	58,936,409
Mid-distillates | National sales
Revenue from contracts with customers
Revenue from sale of goods	24,553,761	28,031,166
Gasolines | National sales
Revenue from contracts with customers
Revenue from sale of goods	18,368,808	20,610,595
Gasolines | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	193,394	157,685
Natural gas | National sales
Revenue from contracts with customers
Revenue from sale of goods	3,322,731	3,016,677
Natural gas | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	75,044	189,665
Services | National sales
Revenue from contracts with customers
Revenue from sale of goods	2,618,695	2,643,135
Electric Power Transmission Services | National sales
Revenue from contracts with customers
Revenue from sale of goods	2,010,717	1,934,461
Electric Power Transmission Services | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	4,373,784	3,750,829
Plastic and rubber | National sales
Revenue from contracts with customers
Revenue from sale of goods	930,979	1,216,431
Plastic and rubber | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	1,096,741	1,621,076
Fuel gas Service | National sales
Revenue from contracts with customers
Revenue from sale of goods	738,821	621,349
Asphalts | National sales
Revenue from contracts with customers
Revenue from sale of goods	684,959	634,240
L.P.G. and propane | National sales
Revenue from contracts with customers
Revenue from sale of goods	613,543	807,235
L.P.G. and propane | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	206,540	242,581
Roads and construction service | National sales
Revenue from contracts with customers
Revenue from sale of goods	260,781	255,736
Roads and construction service | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	3,510,948	3,209,685
Polyethylene | National sales
Revenue from contracts with customers
Revenue from sale of goods	234,620	220,975
Aromatics | National sales
Revenue from contracts with customers
Revenue from sale of goods	228,180	242,045
Crude oil | National sales
Revenue from contracts with customers
Revenue from sale of goods	132,357	214,587
Crude oil | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	36,879,139	43,946,601
Fuel oil | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	3,047,606	3,628,416
Other products | National sales
Revenue from contracts with customers
Revenue from sale of goods	502,370	513,753
Other products | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	1,241,335	1,261,563
Cash flow hedging | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	(650,012)	(968,534)
Diesel | Foreign sales
Revenue from contracts with customers
Revenue from sale of goods	$ 3,215,505	$ 1,896,842